Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Group has reviewed its subsequent events through August 8, 2025, no material subsequent events have occurred that require recognition in or disclosure to the consolidated financial statements.